Description of business (Details) $ in Millions	Dec. 31, 2019 USD ($) segment	Apr. 09, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Number of reporting segments | segment	2
Shares received in spin-off		0.2
Total asset and net sales threshold | $	$ 5